Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Raw materials	40,718	76,970
Work-in-process	7,012	9,240
Finished goods	14,611	40,012
Inventories	62,341	126,222

The Group recorded inventory write-down of US$387 and US$442 for the six months ended June 30, 2025 and 2026, respectively.